Summary of Significant Accounting Policies (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2014 HKD	Mar. 31, 2013 CNY	Mar. 31, 2013 HKD	Mar. 31, 2012 CNY	Mar. 31, 2012 HKD
Summary of Significant Accounting Policies [Abstract]
Goodwill impairment	$ 392
Impairment of long-lived assets	490	197
Shipping and handling cost	650	704	762
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate per dollar				6.196	7.7558	6.249	7.7502	6.316	7.7677
Aggregate net foreign currency transaction gain	$ 40	$ 53	$ 266